Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2018
Registrant Name	dei_EntityRegistrantName	USAA MUTUAL FUNDS TRUST
CIK	dei_EntityCentralIndexKey	0000908695
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Feb. 23, 2018
Effective Date	dei_DocumentEffectiveDate	Feb. 23, 2018
Prospectus Date	rr_ProspectusDate	May 01, 2017